Investment Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale are summarized below:

December 31, 2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$19,030	$362	$6	$19,386
U.S. Government agencies	50,969	96	290	50,775
GSE - Mortgage-backed securities and CMO’s	27,748	133	309	27,572
State and political subdivisions	11,575	505	—	12,080
Corporate bonds	3,040	—	29	3,011

Total securities available for sale	$112,362	$1,096	$634	$112,824

December 31, 2014	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$2,085	$—	$32	$2,053
Corporate bonds	3,411	—	14	3,397

Total securities held to maturity	$5,496	$—	$46	$5,450

December 31, 2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$20,992	$502	$208	$21,286
U.S. Government agencies	40,245	150	809	39,586
GSE - Mortgage-backed securities and CMO’s	32,557	116	953	31,720
State and political subdivisions	7,337	351	—	7,688

Total securities available for sale	$101,131	$1,119	$1,970	$100,280

At both December 31, 2014 and 2013, the Company owned Federal Reserve Bank stock reported at cost of $506,000 and $467,000, respectively. Also at December 31, 2014 and 2013, the Company owned Federal Home Loan Bank Stock (FHLB) of $532,000 and $717,000, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company’s membership and borrowings with these banks.

Results from sales and calls of securities available for sale for the years ended December 31, 2014, 2013 and 2012 are as follows:

	2014	2013	2012
	(dollars in thousands)
Gross proceeds from sales and calls	$11,592	$20,182	$42,889

Realized gains from sales	$28	$41	$1,398
Realized losses from sales	(30)	(564)	(112)

Net realized gains (losses)	$(2)	$(523)	$1,286

At December 31, 2014, 2013 and 2012 securities available for sale with a carrying amount of $84.7 million, $63.1 million and $48.8 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013. The unrealized losses on investment securities are a result of temporary fluctuations in the market prices due to a rise in interest rates, which will adjust if rates decline in a volatile market and are in no way a reflection of the credit quality of the investments. At December 31, 2014, the unrealized losses on available for sale securities related to one United States Treasury note, thirteen government agency securities, eight government sponsored enterprise (GSE) mortgage backed securities and two corporate bonds. At December 31, 2014, the unrealized losses on held to maturity securities related to one government agency security and two corporate bonds. At December 31, 2013 the unrealized losses related to one United States Treasury note, thirteen government agency securities and ten government sponsored enterprise (GSE) mortgage backed securities.

	Less than 12 Months		12 Months or More		Total
December 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$3,143	$6	$—	$—	$3,143	$6
U.S. Gov’t agencies	9,690	23	17,776	267	27,466	290
GSE-Mortgage-backed securities and CMO’s	1,990	4	14,168	305	16,158	309
Corporate bonds	3,011	29	—	—	3,011	29

Total securities available for sale	$17,834	$62	$31,944	$572	$49,778	$634

	Less than 12 Months		12 Months or More		Total
December 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$2,053	$32	$—	$—	$2,053	$32
Corporate bonds	3,397	14	—	—	3,397	14

Total securities held to maturity	$5,450	$46	$—	$—	$5,450	$46

	Less than 12 Months		12 Months or More		Total
December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
		(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,722	$208	$—	$—	$4,722	$208
U.S. Gov’t agencies	32,406	809	—	—	32,406	809
GSE-Mortgage-backed securities and CMO’s	18,947	809	3,849	144	22,796	953

Total securities available for sale	$56,075	$1,826	$3,849	$144	$59,924	$1,970

The Company did have seven government agency securities and seven GSE mortgage backed securities that had been in a loss position for more than twelve months. Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment management considers among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of quality but that the losses are temporary in nature. At December 31, 2014, the Company does not intend to sell and is not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following table shows contractual maturities of the entire investment portfolio as of December 31, 2014:

	Amortized	Estimated
	Cost	Fair Value
	(dollars in thousands)

Due within one year	$5,147	$5,175
Due after one but within five years	57,711	58,043
Due after five but within ten years	21,537	21,603
Due after ten years	5,715	5,881
Mortgage backed securities	27,748	27,572

	$117,858	$118,274

The mortgage-backed securities are shown separately as they are not due at a single maturity date.